Leases - Summary of Total investment in Finance Lease And the Present Value of the Minimum Lease Payments to be Recovered (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 1,627,328	₩ 1,298,516
Net investment in lease	1,467,768	1,173,565
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	160,181	70,740
Net investment in lease	146,749	69,030
After one year but within two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	231,075	133,398
Net investment in lease	215,497	124,904
After two years but within three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	366,599	239,895
Net investment in lease	338,709	218,911
After three years but within four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	501,034	367,991
Net investment in lease	452,099	331,685
After four years but within five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	368,420	486,490
Net investment in lease	314,696	429,034
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	19	2
Net investment in lease	₩ 18	₩ 1